Debt - Additional Information (Details)					3 Months Ended	12 Months Ended
	Aug. 29, 2022 USD ($) item	Aug. 26, 2022 shares	Jul. 14, 2022 USD ($) $ / shares shares	Feb. 28, 2020 USD ($) shares	Mar. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) item shares	Dec. 09, 2022 USD ($)	Jun. 16, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 16, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
Debt
Debt finance costs	$ 6,000,000.0
Variable rate (as a percent)	0.10%
Number of financial covenants | item	2				2
Term of anniversary closing date	18 months				18 months
Early termination fees						$ 1,580,000
Unamortized deferred financing fees written off						4,296,000
Short-term debt					$ 42,855,000	$ 42,905,000						$ 4,510,000
Common stock shares issued (in shares) | shares					75,628,000	75,020,000						34,523,000
Proceeds from issuance of common stock						$ 255,737,000
Revolving credit facility
Debt
Debt finance costs	$ 3,000,000.0
Face amount	175,000,000.0
Term Loan facility
Debt
Debt finance costs	3,000,000.0
Face amount	$ 175,000,000.0
Variable rate (as a percent)					7.40%
Line of credit interest rate during the period (as percentage)						5.70%
Line of credit, periodic payment term	3 years
Periodic payment principal amount	$ 2,200,000
Percentage of original principal amount	1.25%
Term Loan facility | Year four
Debt
Periodic payment principal amount	$ 3,300,000
Percentage of original principal amount	1.875%
Term Loan facility | Year five
Debt
Periodic payment principal amount	$ 4,400,000
Percentage of original principal amount	2.50%
Standby letter of credit
Debt
Letters of credit outstanding					$ 2,600,000	$ 2,600,000
Minimum
Debt
Net Leverage Ratio	4.00				4.00
Minimum | Revolving credit facility
Debt
Line of credit, Commitment fee percentage (as a percent)	0.20%
Maximum
Debt
Interest coverage ratio	1.50				1.50
Net Leverage Ratio	4.50				4.50
Maximum | Revolving credit facility
Debt
Line of credit, Commitment fee percentage (as a percent)	0.35%
Base rate | One Month Interest Period [Member]
Debt
Interest rate (as a percent)	1.00%
Variable rate (as a percent)	1.00%
Interest period	1 month
Base rate | Minimum
Debt
Variable rate (as a percent)	0.50%
Base rate | Maximum
Debt
Variable rate (as a percent)	1.50%
SOFR | One Month Interest Period [Member]
Debt
Variable rate (as a percent)	0.10%
Interest period	1 month
SOFR | Three Month Interest Period [Member]
Debt
Variable rate (as a percent)	0.15%
Interest period	3 months
SOFR | Six Month Interest Period [Member]
Debt
Variable rate (as a percent)	0.25%
Interest period	6 months
SOFR | Minimum
Debt
Variable rate (as a percent)	1.50%
SOFR | Maximum
Debt
Variable rate (as a percent)	2.50%
NYFRB
Debt
Interest rate (as a percent)	0.50%
Variable rate (as a percent)	0.50%
Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Common stock shares issued (in shares) | shares			2,150,000
Share price (in dollars per share) | $ / shares			$ 10.00
Proceeds from issuance of common stock			$ 21,500,000
Pre-funded commitment			$ 11,700,000
Convertible Debt | Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Interest rate (as a percent)			8.00%
Face amount			$ 11,700,000
Debt term			1 year
Debt converted into shares | shares		1,170,000
Term Loan Due in 2025 | Westrock Beverage Solutions, LLC
Debt
Face amount				$ 240,000,000.0
Early termination fees				1,600,000
Unamortized deferred financing fees written off				4,000,000.0
US Asset Based Lending Facility | Westrock Beverage Solutions, LLC
Debt
Debt finance costs				1,300,000
Face amount				90,000,000.0
Unamortized deferred financing fees written off				$ 300,000
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC.
Debt
Line of credit interest rate during the period (as percentage)						5.00%
Maximum borrowing capacity							$ 47,500,000	$ 62,500,000	$ 55,000,000.0		$ 50,000,000.0
Collateral amount						$ 39,800,000
Short-term debt						$ 36,300,000					$ 49,300,000
Agent fees percentage (as a percent)						0.25%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Short-term debt						$ 6,600,000				$ 7,800,000
Number of mortgage-backed lending facilities | item					2	2
Long term note						$ 1,800,000
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate
Debt
Variable rate (as a percent)						2.50%
Subordinated related party debt | Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Interest rate (as a percent)				0.06%
Face amount				$ 13,300,000
Debt term				10 years
Grace period				6 months
Common stock shares issued (in shares) | shares				1,330,000